Equity-accounted investee (Narrative) (Details) - JV Inkai [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant investments in associates [Line Items]
Ownership interest in associates	40.00%	40.00%
Non-ownership interest in associate	60.00%